Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 08, 2016	Feb. 21, 2016
Summary of Significant Accounting Policies (Textual)
Percentage of effective ownership				100.00%	100.00%
Accounts receivable	$ 1,932,924	$ 865,491
Shipping and handling expenses	1,162,827	836,561	$ 516,409
Advertising costs	$ 215,399	$ 84,667	$ 56,544
Exception of equity translated amount, description	The average translation rates applied to consolidated statements of income and cash flows for the years ended December 31, 2017 and 2016 were RMB 6.7570 and RMB 6.6430 to $1.00.
Average translation to income statements and cash flows, description	The exception of equity at December 31, 2017 and 2016 were translated at RMB 6.5064 and RMB 6.9437 to $1.00.
TDH HK [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of effective ownership	100.00%	100.00%
TDH Petfood LLC [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of effective ownership	99.00%	99.00%
Tiandihui, and Tiandihui's [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of effective ownership	100.00%	100.00%
Chongai Jiujiu, and Kangkang Development [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of effective ownership	100.00%	100.00%
Yichong and Lingchong [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of effective ownership	55.00%	55.00%